[logo] PIONEER Investments(R)




                                                                     May 5, 2009



VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Real Estate Shares (the "Fund")
     (File Nos. 33-65822 and 811-07870)
     CIK No. 0000908996

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Fund's Class A, B and C shares, Class Y shares and multi-class statement of additional information that would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 27 to the Fund's registration statement on Form N-1A, filed electronically with the Commission on April 30, 2009 (Accession No. 0001094522-09-000008).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.

                                                               Very truly yours,



                                                                /s/ Daniel Hynes
                                                                    Daniel Hynes
                                                    Senior Legal Product Manager



cc:  Jeremy B Kantrowitz, Esq.
     Christopher J. Kelley, Esq.


Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."